Provident Funding Mortgage Trust 2019-1 ABS-15G

Exhibit 99.9

Client Name:	Provident Funding
Client Project Name:	Provident Funding Mortgage Trust 2019-1
Start - End Dates:	10/2019 - 10/2019
Deal Loan Count:	210

Waived Conditions Summary

Report Run Date:	11/14/2019

©2019 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.